Fair Value of Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents the fair value of assets and liabilities that are accounted for at fair value on a recurring basis.

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at June 30, 2020
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	32	—	32
Energy contracts not subject to regulatory deferral (2)	—	12	—	12
Foreign exchange contracts and total return swaps (2)	7	—	—	7
Other investments (4)	129	—	—	129
	136	44	—	180

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(109)	—	(109)
Energy contracts not subject to regulatory deferral (5)	—	(16)	—	(16)
	—	(125)	—	(125)

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at December 31, 2019
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	22	—	22
Energy contracts not subject to regulatory deferral (2)	—	8	—	8
Foreign exchange contracts, interest rate and total return swaps (2)	14	4	—	18
Other investments (4)	121	—	—	121
	135	34	—	169

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	(1)	(138)	—	(139)
Energy contracts not subject to regulatory deferral (5)	—	(12)	—	(12)
	(1)	(150)	—	(151)
(1)Under the hierarchy, fair value is determined using: (i) level 1 - unadjusted quoted prices in active markets; (ii) level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) level 3 - unobservable inputs, used when observable inputs are not available. Classifications reflect the lowest level of input that is significant to the fair value measurement.
(2)Included in accounts receivable and other current assets or other assets
(3)Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.
(4)Included in other assets
(5)Included in accounts payable and other current liabilities or other liabilities

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which apply only to its energy contracts. The following table presents the potential offset of counterparty netting.

Energy Contracts	Gross
	Amount	Counterparty	Cash
	Recognized	Netting of	Collateral
	on Balance	Energy	Received/
($ millions)	Sheet	Contracts	Posted	Net Amount
As at June 30, 2020
Derivative assets	44	30	10	4
Derivative liabilities	(125)	(30)	—	(95)

As at December 31, 2019
Derivative assets	30	22	10	(2)
Derivative liabilities	(151)	(22)	(2)	(127)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which apply only to its energy contracts. The following table presents the potential offset of counterparty netting.

Energy Contracts	Gross
	Amount	Counterparty	Cash
	Recognized	Netting of	Collateral
	on Balance	Energy	Received/
($ millions)	Sheet	Contracts	Posted	Net Amount
As at June 30, 2020
Derivative assets	44	30	10	4
Derivative liabilities	(125)	(30)	—	(95)

As at December 31, 2019
Derivative assets	30	22	10	(2)
Derivative liabilities	(151)	(22)	(2)	(127)

Schedule of Volume of Derivative Activity
As at June 30, 2020, the Corporation had various energy contracts that will settle on various dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

	As at
	June 30,	December 31,
	2020	2019
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	341	628
Electricity power purchase contracts (GWh)	3,172	3,198
Gas swap contracts (PJ)	143	168
Gas supply contract premiums (PJ)	231	241
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	2,559	1,855
Gas swap contracts (PJ)	35	43
(1)GWh means gigawatt hours and PJ means petajoules.